Provisions (Schedule of Provisions) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Balance at January, 1		$ 44,342	$ 119,531
Provision released		(44,342)	(75,189)
Balance at December, 31			44,342
Financial Guarantee [Member]
Disclosure of other provisions [line items]
Balance at January, 1	[1]	44,342	118,763
Provision released	[1]	(44,342)	(74,421)
Balance at December, 31	[1]		44,342
Others [Member]
Disclosure of other provisions [line items]
Balance at January, 1			768
Provision released			(768)
Balance at December, 31

[1]	Relates to Kenon's provision of financial guarantees to Chery in respect of an obligation of Qoros (see Note 9.C.b.6).